EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING AUGUST 31, 2008
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of September 22, 2008 and with respect to the performance of the Trust during the Monthly Period of August 1, 2008 through August 31, 2008 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is September 19, 2008.
The Determination Date with respect to the current calendar month is September 10, 2008.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.

Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.

Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

		Total amount of principal
	CUSIP Number	to be paid	Per $1,000
2005-C1	00761H BL 4	$100,000,000.00	$1,000.00
II. Information regarding the current monthly interest distribution to the Noteholders

		Total amount of interest
	CUSIP Number	to be paid	Per $1,000
2005-A2	00761H BK 6	$536,379.94	2.38391084
2005-A3	00761H BM 2	$979,166.67	3.91666668
2005-A5	00761H BP 5	$463,948.83	2.31974415
2006-A2	00761H BR 1	$570,769.38	2.28307752
2006-A3	00761H BS 9	$1,104,166.67	4.41666668
2006-A4	00761H BT 7	$693,173.25	2.31057750
2006-A5	00761H BV 2	$850,000.00	4.25000000
2006-A6	00761H BW 0	$573,061.04	2.29224416
2006-A7	00761H BX 8	$456,615.50	2.28307750
2007-A1	00761H BZ 3	$462,115.50	2.31057750
2007-A2	00761H CK 5	$937,500.00	4.16666667
2007-A3	00761H CL 3	$463,948.83	2.31974415
2007-A4	00761H CM 1	$458,448.83	2.29224415
2007-A5	00761H CP 4	$1,089,231.00	2.72307750
2008-A1	00761H CT 6	$454,968.02	3.63974416
2008-A2	00761H CU 3	$422,933.33	3.46666664
2008-A3	00761H CV1	$545,961.63	3.63974420
2005-B1	00761H BH 3	$261,307.75	2.61307750
2006-B1		$256,724.42	2.56724420
2006-B2	00761H BU 4	$311,738.85	2.49391080
2007-B1	00761H CA 7	$249,391.08	2.49391080
2007-B2	00761H CN 9	$458,333.33	4.58333330
2004-C1	00761H BG 5	$322,724.42	3.22724420
2005-C1	00761H BL 4	$273,224.42	2.73224420
2006-C1	00761H BY 6	$378,664.18	2.70474414
2004-D1	00761H CC 3	$68,480.78	6.84807800
2005-D2	00761H CE 9	$102,451.94	4.09807760
2006-D1	00761H CF 6	$66,971.16	4.46474400
2006-D2	00761H CG 4	$108,181.10	4.32724400
2006-D3	00761H CH 2	$122,942.33	4.09807767
2007-D1	00761H CB 5	$88,701.94	3.54807760

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$1,232,937,265.00

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$103,772,208.52

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$22,608,400.13

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$2,141,298.25

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$48,510,746.70

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	9.77%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$5,660,291,770.24

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,540,405,252.70

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$99,209,397.68

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$94,018,777.71

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,872,795,343.00

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$667,609,909.70

11. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	12.05%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$332,424,315.16

14. The monthly principal payment rate for the Monthly Period preceding such Payment Date	21.78%

15. The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total	Aggregate Account
	Receivables	Balance
(a) Delinquent between 30 days and 59 days	1.76%	$98,956,932.46
(b) Delinquent between 60 days and 89 days	1.33%	$75,215,619.17
(c) Delinquent between 90 days and 119 days	1.17%	$66,059,948.97
(d) Delinquent between 120 days and 149 days	0.89%	$50,006,161.46
(e) Delinquent between 150 days and 179 days	0.83%	$46,903,021.36
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	5.98%	$337,141,683.42

IV. Information regarding the AdvantaSeries
     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

	Initial Principal	Outstanding Principal	Adjusted Outstanding	Invested	Adjusted Invested
	Balance	Balance	Principal Balance	Amount	Amount
2005-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A1	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A2	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2007-A3	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A4	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A5	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
2008-A1	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2008-A2	$122,000,000.00	$122,000,000.00	$122,000,000.00	$122,000,000.00	$122,000,000.00
2008-A3	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00

Total Class A	$3,747,000,000.00	$3,747,000,000.00	$3,747,000,000.00	$3,747,000,000.00	$3,747,000,000.00

2005-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2007-B2	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00	$525,000,000.00

2004-C1	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00	$100,000,000.00	$—	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00	$340,000,000.00	$240,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$130,000,000.00	$130,000,000.00	$130,000,000.00	$130,000,000.00	$130,000,000.00

Total AdvantaSeries	$4,742,000,000.00	$4,742,000,000.00	$4,642,000,000.00	$4,742,000,000.00	$4,742,000,000.00

The Accumulation Amount with respect to the related Monthly Period on deposit in the Collection Account as of the end of the related Monthly Period and allocated for principal for the benefit of the Class C Notes.	$100,000,000.00

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$4,742,000,000.00

3. The Floating Investor Percentage with respect to the period:

August 1, 2008 through August 10, 2008	83.7766001%

August 11, 2008 through August 31, 2008	83.3495255%

4. The Fixed Investor Percentage with respect to the period:

August 1, 2008 through August 10, 2008	83.7766001%

August 11, 2008 through August 31, 2008	83.3495255%

5. The amount of Investor Principal Collections applicable to the AdvantaSeries	$1,029,303,994.60

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$66,263,600.77

6b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$20,708,614.69

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$40,445,191.51

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$7,903,333.33

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period	22.00%

b. The default rate for the related Monthly Period	10.23%

c. The Net Portfolio Yield for the related Monthly Period	11.77%

d. The Base Rate for the related Monthly Period	5.36%

e. The Excess Spread Percentage for the related Monthly Period	6.41%

f. The Quarterly Excess Spread Percentage	4.98%

i) Excess Spread Percentage related to Aug-08	6.41%

ii) Excess Spread Percentage related to Jul-08	4.45%

iii) Excess Spread Percentage related to Jun-08	4.08%

g. The average Excess Spread Amount for the three preceding Monthly Periods	$19,076,613.29

i) Excess Spread Amount related to Aug-08	$24,491,464.50

ii) Excess Spread Amount related to Jul-08	$17,595,136.16

iii) Excess Spread Amount related to Jun-08	$15,143,239.22

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from August 20, 2008 through and including September 21, 2008	2.47063%

11. Required interest payments

	Required interest		Amounts withdrawn from
	amounts with respect	Interest shortfalls and	the Collection Account
	to the current Interest	additional interest from	for payment of required	Unpaid required interest
	Period	prior periods	interest amounts	amounts
2005-A2	$536,379.94	$—	$536,379.94	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A5	$463,948.83	$—	$463,948.83	$—
2006-A2	$570,769.38	$—	$570,769.38	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$693,173.25	$—	$693,173.25	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$573,061.04	$—	$573,061.04	$—
2006-A7	$456,615.50	$—	$456,615.50	$—
2007-A1	$462,115.50	$—	$462,115.50	$—
2007-A2	$937,500.00	$—	$937,500.00	$—
2007-A3	$463,948.83	$—	$463,948.83	$—
2007-A4	$458,448.83	$—	$458,448.83	$—
2007-A5	$1,089,231.00	$—	$1,089,231.00	$—
2008-A1	$454,968.02	$—	$454,968.02	$—
2008-A2	$422,933.33	$—	$422,933.33	$—
2008-A3	$545,961.63	$—	$545,961.63	$—

Total Class A	$11,062,388.42	$—	$11,062,388.42	$—

2005-B1	$261,307.75	$—	$261,307.75	$—
2006-B1	$256,724.42	$—	$256,724.42	$—
2006-B2	$311,738.85	$—	$311,738.85	$—
2007-B1	$249,391.08	$—	$249,391.08	$—
2007-B2	$458,333.33	$—	$458,333.33	$—

Total Class B	$1,537,495.43	$—	$1,537,495.43	$—

2004-C1	$322,724.42	$—	$322,724.42	$—
2005-C1	$273,224.42	$—	$273,224.42	$—
2006-C1	$378,664.18	$—	$378,664.18	$—

Total Class C	$974,613.02	$—	$974,613.02	$—

2004-D1	$68,480.78	$—	$68,480.78	$—
2005-D2	$102,451.94	$—	$102,451.94	$—
2006-D1	$66,971.16	$—	$66,971.16	$—
2006-D2	$108,181.10	$—	$108,181.10	$—
2006-D3	$122,942.33	$—	$122,942.33	$—
2007-D1	$88,701.94	$—	$88,701.94	$—

Total Class D	$557,729.25	$—	$557,729.25	$—

Total AdvantaSeries	$14,132,226.12	$—	$14,132,226.12	$—

     12. Principal Funding Account as of the related Payment Date

	Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
	Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
	Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
	Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount
2005-C1	$—	$100,000,000.00	$100,000,000.00	$100,000,000.00	$—	$—
     13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$69,630,000.00

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$148,246.80

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$148,246.80

i. Ending Cash Collateral Account balance on the related Payment Date	$69,630,000.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$69,630,000.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$69,630,000.00

l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

i. Ending Spread Account balance on the related Payment Date	$—

j. The Required Spread Account Amount on the related Payment Date	$—

     16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

	Required			Excess of Subordinated
	subordination	Required Subordinated		Notes over Required
	percentage	Amount	Subordinated Notes	Subordinated Amount
Class A	18.3432%	$687,319,704	$895,000,000	$207,680,296
Class B	7.5269%	$321,549,168	$370,000,000	$48,450,832
Class C	2.5641%	$115,692,192	$130,000,000	$14,307,808

     17. Adjusted Invested Amount as of the related Payment Date.

				Increase from
				reimbursements of
				Adjusted Invested
		Initial Principal	Increase from the	Amount Deficits and
		Balances and any	withdrawal of the	reductions due to	Reduction due to amounts
	Beginning Adjusted	increases from the	Coverage Funding Excess	reallocation of Available	deposited into the	Ending Adjusted Invested
	Invested Amount for the	issuance of any	Amount from the Principal	Principal Collections and	Principal Funding Sub-	Amount for the related
	related Payment Date	additional Notes	Funding Sub-Account	Investor Charge-Offs	Account	Payment Date
2005-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A7	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2007-A3	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A4	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A5	$400,000,000.00	$—	$—	$—	$—	$400,000,000.00
2008-A1	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2008-A2	$122,000,000.00	$—	$—	$—	$—	$122,000,000.00
2008-A3	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00

Total Class A	$3,747,000,000.00	$—	$—	$—	$—	$3,747,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2007-B2	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$525,000,000.00	$—	$—	$—	$—	$525,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$100,000,000.00	$—
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$340,000,000.00	$—	$—	$—	$100,000,000.00	$240,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$10,000,000.00
2005-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$30,000,000.00
2007-D1	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00

Total Class D	$130,000,000.00	$—	$—	$—	$—	$130,000,000.00

Total AdvantaSeries	$4,742,000,000.00	$—	$—	$—	$100,000,000.00	$4,642,000,000.00

Advanta Bank Corp. as Servicer
By:	/s/ DAVID B. WEINSTOCK
Name:	David B. Weinstock
Title:	Vice President